Subsequent events	6 Months Ended
Jun. 30, 2024
Subsequent events
Subsequent events

24.Subsequent events

The Group has evaluated subsequent events through August 26, 2024 which is the date the Consolidated Financial Statements were authorized for issuance, and identified the following events, all of which are non-adjusting as defined in IAS 10:

Ordinary Shares repurchase

The Company entered into a side letter with Meritz on April 30, 2024, which modified the Amended and Restated Relationship Agreement (the “Meritz Side Letter”). Pursuant to the Meritz Side Letter, the Company agreed to repurchase from Meritz 5,245,648 Ordinary Shares in aggregate for a total purchase price of $20.0 million under the prescribed schedule therein. As the date of this Interim Condensed Consolidated Financial Statements issuance date, the Company made the repurchases of (i) 1,328,704 Ordinary Shares on April 30, 2024 for $5.0 million, (ii) 1,318,129 Ordinary Shares on June 28, 2024 for $5.0 million, and (iii) 1,305,220 Ordinary Shares on July 31, 2024 for $5.0 million.